Segment Reporting (Tables)	12 Months Ended
Apr. 30, 2016
Summarized Financial Information of Reportable Segments

Summarized financial information concerning the Company’s reportable segments is presented below:

Sales by Segment	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$4,028,614	$4,108,243	$4,295,140
NOOK	191,520	263,833	505,862
Elimination	(56,290)	(74,968)	(167,657)

Total	$4,163,844	$4,297,108	$4,633,345

Sales by Product Line	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
Media (a)	70%	70%	67%
Digital (b)	5%	7%	12%
Other (c)	25%	23%	21%

Total	100%	100%	100%

Depreciation and Amortization	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$101,888	$104,373	$125,991
NOOK	33,975	39,292	42,802

Total	$135,863	$143,665	$168,793

Operating Income (Loss)	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$113,296	$213,355	$223,202
NOOK	(98,640)	(123,161)	(260,209)

Total	$14,656	$90,194	$(37,007)

Capital Expenditures	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
B&N Retail	$81,277	$73,783	$66,763
NOOK	12,997	21,022	29,965

Total	$94,274	$94,805	$96,728

Total Assets(d)	As of April 30, 2016	As of May 2, 2015
B&N Retail	$1,873,381	$1,633,554
NOOK	139,401	411,550
Discontinued Operations	—	1,067,327

Total	$2,012,782	$3,112,431

(a)	Includes tangible books, music, movies, rentals and newsstand.
(b)	Includes NOOK®, related accessories, eContent and warranties.
(c)	Includes Toys & Games, café products, gifts and miscellaneous other.
(d)	Excludes intercompany balances.

Reconciliation of Operating Income (Loss) from Reportable Segments

A reconciliation of operating income (loss) from reportable segments to income (loss) from continuing operations before taxes in the consolidated financial statements is as follows:

	52 weeks ended April 30, 2016	52 weeks ended May 2, 2015	53 weeks ended May 3, 2014
Reportable segments operating income (loss)	$14,656	$90,194	$(37,007)
Interest expense, net and amortization of deferred financing costs	(8,770)	(17,678)	(29,122)

Consolidated income (loss) before taxes	$5,886	$72,516	$(66,129)